Cover	Apr. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2023
Entity File Number	001-38676
Entity Registrant Name	Bank First Corporation
Entity Central Index Key	0001746109
Entity Tax Identification Number	39-1435359
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	402 North 8th Street
Entity Address, City or Town	Manitowoc
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54220
City Area Code	920
Local Phone Number	652-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true